Donoghue Forlines Dividend Fund			Donoghue Forlines Momentum Fund
Class	A:	PWDAX	Class	A:	MOJAX
Class	C:	PWDCX	Class	C:	MOJCX
Class	I:	PWDIX	Class	I:	MOJOX

Each a Series of Northern Lights Funds Trust

Supplement dated November 30, 2021 to the Prospectus dated October 28, 2021

______________________________________________________________________

Effectively immediately, the listing of the Funds on the cover of the prospectus is replaced with the following:

Donoghue Forlines Tactical Allocation Fund			Donoghue Forlines Tactical Income Fund
Class	A:	GTAAX	Class	A:	PWRAX
Class	C:	GLACX	Class	C:	PWRCX
Class	I:	GTAIX	Class	I:	PWRCX

Donoghue Forlines Dividend Fund			Donoghue Forlines Momentum Fund
Class	A:	PWDAX	Class	A:	MOJAX
Class	C:	PWDCX	Class	C:	MOJCX
Class	I:	PWDIX	Class	I:	MOJOX

Donoghue Forlines Risk Managed Income Fund (fka Donoghue Forlines Floating Rate Fund)
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Effective immediately, the Funds’ prospectus is amended as follows:

Any references to the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Dividend Sector Neutral 50 Index is now changed to the FCF Risk Managed Sector Neutral Dividend Index and any references to the TrimTabs Donoghue Forlines Risk Managed Free Cash Flow Momentum Sector Neutral 50 Index is now changed to FCF Risk Managed Sector Neutral Momentum Index.

The information in this supplement contains new and additional information beyond that in the Prospectus, and Statement of Additional Information (“SAI”), October 28, 2021. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.

Donoghue Forlines Dividend Fund			Donoghue Forlines Momentum Fund
Class	A:	PWDAX	Class	A:	MOJAX
Class	C:	PWDCX	Class	C:	MOJCX
Class	I:	PWDIX	Class	I:	MOJOX

Each a Series of Northern Lights Funds Trust

Supplement dated November 30, 2021 to the

Statement of Additional Information dated October 28, 2021

______________________________________________________________________

Effective immediately, the Funds’ prospectus is amended as follows:

Any references to TrimTabs Asset Management is now changed to FCF Advisors LLC.

The information in this supplement contains new and additional information beyond that in the Prospectus, and Statement of Additional Information (“SAI”), October 28, 2021. This supplement should be read in conjunction with the Prospectus and SAI and should be retained for future reference.